Share Capital (Details 2) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Disclosure of classes of share capital [abstract]
Value of conversion rights - convertible notes	$ 0	$ 17,789	$ 0	$ 0